HEDGING ACTIVITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Losses on derivatives			$ 366
Gain on derivatives	$ 80	$ 86
Forward and Zero Cost Collar Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 26,900	$ 17,600